Fair Value Measurements - Summary of Carrying Amounts and Estimated Fair Value of the Financial Instruments (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term Debt		$ 1,336,154
First Lien Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 1,313,620	1,317,978	$ 957,175
First Lien Term Loan [Member] | Carrying Amount [Member]
Debt Instrument [Line Items]
Long-term Debt	1,326,835	1,333,366	973,386
First Lien Term Loan [Member] | Estimated Fair Value [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 1,328,228	1,332,433	979,470
Second Lien Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt			366,337
Second Lien Term Loan [Member] | Carrying Amount [Member]
Debt Instrument [Line Items]
Long-term Debt		0	372,920
Second Lien Term Loan [Member] | Estimated Fair Value [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 0	$ 375,344